Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
    Certain Plan investments are in shares of collective trust funds and mutual funds managed by Fidelity or an affiliate thereof. Fidelity is also the Trustee as defined by the Plan and, therefore, these purchases and sales qualify as party-in-interest transactions. There were no fees paid by the Plan for investment management services for the year ended December 31, 2025. Notes receivable from participants are also considered party-in-interest transactions.
    The Plan invests in a Masco Corporation Common Stock Fund. As of December 31, 2025 and 2024, the value of the Masco Corporation Common Stock Fund, which includes Masco Corporation Common Stock, was $27,272,518 and $33,852,567, respectively. For the year ended December 31, 2025, the Masco Corporation Common Stock Fund depreciated in value by $4,077,252 and earned dividend income of $560,854.